Other Income	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
OTHER INCOME
15.	OTHER INCOME

Other Income consisted of the following as of December 31,

	2021	2020
Debt forgiveness on SBA loan	$355,000	$-
Gain on conversion of note receivable	149,867	-
Other income	4,939	16,521
Total Other Income	$509,806	$16,521